LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS - Narrative (Details) $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about property, plant and equipment
Future landfill post-closure assets	$ 28.3	$ 26.1
Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment
Depreciation of property and equipment (inclusive of infrastructure and depreciation difference between risk free discount rate considered for ARO)	$ 4.4	$ 7.8
Discount rate | CANADA | Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment
Significant unobservable input, liabilities	3.02	3.28
Discount rate | UNITED STATES | Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment
Significant unobservable input, liabilities	4.03	3.97
Inflation rate | CANADA | Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment
Significant unobservable input, liabilities	2.60	2.38
Inflation rate | UNITED STATES | Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment
Significant unobservable input, liabilities	2.82	2.63